Segment Information - Summary of Sales to Individual Customers Exceeding 10% of Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 6,992	$ 209,140	$ 62,324	$ 49,635
Customer D
Disclosure Of Geographical Areas [Line Items]
Operating revenue	4,776	142,840
Customer A
Disclosure Of Geographical Areas [Line Items]
Operating revenue	1,532	45,828	40,765	40,385
Customer B
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 439	$ 13,142	11,335	$ 9,250
Customer F
Disclosure Of Geographical Areas [Line Items]
Operating revenue			$ 10,224